04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 | Fidelity® Money Market Fund
Fund Summary Fund/Class: Fidelity® Money Market Fund/Premium
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Money Market Fund Fidelity Money Market Fund-Premium Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursement	0.07%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Money Market Fund}	04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 Fidelity® Money Market Fund Fidelity Money Market Fund-Premium Class USD ($)
1 year	$ 31
3 years	97
5 years	184
10 years	$ 445

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Money Market Fund, a class of shares of Fidelity® Money Market Fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® Money Market Fund, a class of shares of Fidelity® Money Market Fund.

Performance history will be available at www.advisor.fidelity.com for Premium Class after Premium Class has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.28%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.05%	March 31, 2016

Average Annual Returns*

For the periods ended December 31, 2015

*The returns shown above are for Fidelity® Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Premium Class would have substantially similar annual returns to Fidelity® Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity® Money Market Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity® Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-01 | Fidelity® Money Market Fund | Fidelity Money Market Fund-Premium Class | Return Before Taxes	0.01%	0.01%	1.33%